FAIR VALUE HIERARCHY (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE HIERARCHY
Schedule of financial assets and liabilities by classes that are carried at fair value

	As of December 31, 2024
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total
	(Level 1)	(Level 2)	(Level 3) (*)
	VND million	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
- Derivative assets — cross-currency interest rate swaps contracts (i)	—	—	185,787	185,787
- Other investments (ii)	—	—	918,040	918,040
In which:
Non-current portion	—	—	918,040	918,040
Current portion	—	—	185,787	185,787
At December 31, 2024	—	—	1,103,827	1,103,827
Financial liabilities:
Financial liabilities at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 22)	—	—	21,619,612	21,619,612
- Warrant liability	36,326	—	—	36,326
In which:
Non-current portion	36,326	—	—	36,326
Current portion	—	—	21,619,612	21,619,612
At December 31, 2024	36,326	—	21,619,612	21,655,938
(*)	There were no transfers into or out of Level 3 of the fair value hierarchy during the year ended December 31, 2024.

	As of December 31, 2025
	Quoted prices in		Significant
	active markets for	Significant other	unobservable
	identical instruments	observable inputs	inputs	Total	Total
	(Level 1)	(Level 2)	(Level 3) (*)
	VND million	VND million	VND million	VND million	USD
Financial assets:
Financial assets at fair value through profit or loss
- Derivative assets — cross-currency interest rate swap contracts (i)	—	—	387,503	387,503	15,425,461
- Other investments (ii)	—	—	5,817,000	5,817,000	231,559,253
In which:
Non-current portion	—	—	6,204,503	6,204,503	246,984,714
Current portion	—	—	—	—	—
At December 31, 2025	—	—	6,204,503	6,204,503	246,984,714
Financial liabilities:
Financial liabilities at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 22)	—	—	24,332,136	24,332,136	968,597,428
- Derivative liability – cross-currency Interest rate swap contracts	—	—	94,547	94,547	3,763,664
- Warrant liability	13,064	—	—	13,064	520,043
In which:
Non-current portion	13,064	—	—	13,064	520,043
Current portion	—	—	24,426,683	24,426,683	972,361,092
At December 31, 2025	13,064	—	24,426,683	24,439,747	972,881,135
(*)	There were no transfers into or out of Level 3 of the fair value hierarchy during the year ended December 31, 2025.

Schedule of reconciliations of significant assets and liabilities categorized within Level 3 under the fair value hierarchy

	As of	Net change in		As of
	January 1,	fair value	Payment made	December 31,
	2024	during the year	during the year	2024
	VND million	VND million	VND million	VND million
Financial assets:
Financial assets at fair value through profit or loss
- Derivative asset — cross-currency interest rate swap contracts (i)	614,134	(428,347)	—	185,787
- Other investments (ii)	918,040	—	—	918,040
In which:
Non-current portion	984,164	(66,124)	—	918,040
Current portion	548,010	(362,223)	—	185,787

Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 22)	18,258,063	3,361,549	—	21,619,612
- Convertible debenture	1,190,475	—	(1,190,475)	—
In which:
Non-current portion	—	—	—	—
Current portion	19,448,538	3,361,549	(1,190,475)	21,619,612

	As of		Net change in	As of	As of
	January 1,	Initial	fair value	December 31,	December 31,
	2025	recognition	during the year	2025	2025
	VND million	VND million	VND million	VND million	USD
Financial assets:
Financial assets at fair value through profit or loss
- Derivative asset — cross-currency interest rate swap contracts (i)	185,787	—	201,716	387,503	15,425,461
- Other investments (ii)	918,040	5,395,000	(496,040)	5,817,000	231,559,253
In which:
Non-current portion	918,040	5,395,000	(108,537)	6,204,503	246,984,714
Current portion	185,787	—	(185,787)	—	—

Financial liabilities:
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2 (Note 22)	21,619,612	—	2,712,524	24,332,136	968,597,428
- Derivative liabilities – new cross-currency interest rate swap contracts (i)	—	—	94,547	94,547	3,763,664
In which:
Non-current portion	—	—	—	—	—
Current portion	21,619,612	—	2,807,071	24,426,683	972,361,092
(i)	The Group entered into non-transferable cross-currency interest rate swap (“CCIRS”) contracts with financial institutions for syndicated loans No.1 and No.2. Under the terms of the CCIRS contracts, the Group will receive floating interests based on outstanding USD notional amount every interest payment date, and in turn will pay fixed interest for such loans based on the outstanding VND notional amount. In addition, at each principal repayment date, the Group will pay a fixed amount in VND based on the USD-VND exchange rate for such loans at inception of the CCIRS for receiving a notional amount in USD with the financial institutions. The CCIRS contract of the loan No.2 was expired in November 2024. The outstanding notional amounts of the Group’s derivative instruments were maximum equal to the carrying value of syndicated loans No. 1 as disclosed in Note 13.2.

The CCIRS contract of the syndicated loan No. 1, executed on April 15, 2020, expired on March 25, 2025, and was renewed on April 15, 2025. As of December 31, 2025, the total net amount of fair value of the CCIRS derivative assets were VND387.5 billion (USD15.4 million) (2024: VND185.8 billion) and total net amount of fair value of the CCIRS derivative liabilities were VND94.5 billion (USD3.8 million) (2024: nil). The Group opted not to designate the CCIRS under hedge accounting therefore, the whole fair value change was charged to the consolidated statement of operations. Net change in fair value of CCIRS derivative instruments for 2025 was recorded as net gain on financial instruments at fair value through profit or loss in the consolidated statement of operations.

(ii)	As of December 31, 2025, the Group has 3.75% voting shares in Storedot Ltd., equivalent to 2,219,670 series D preference shares of this company which was invested in December 2021. As of December 31, 2025, management assessed that the investment could not generate any future economic benefits; accordingly, the fair value of the investment was determined to be zero.

As disclosed in Note 2(e), upon initial recognition of the Investment in accordance with the Agreement with SGC, the Group elected the fair value option under ASC 825 to account for the investment. The investment is measured at fair value at each reporting date, with changes recognized in the consolidated statement of operations. Fair value is based on discounted expected cash flows and market‑participant assumptions and is classified within Level 3 of the fair value hierarchy. The fair value of the investment was VND5,817 billion (USD231.6 million) as of December 31, 2025, and the Group recognized a fair value gain of VND422 billion (USD16.8 million) for the year.

Schedule of valuation methods and assumptions

	Valuation		Significant unobservable	Rate
Item	technique	Valuation date	inputs	(%/annum)
CCIRS contract of the loans	Discounted Cash Flow (“DCF”)	December 31, 2024	Interpolated SOFR for subsequent years	4.45%
		December 31, 2025	Interpolated SOFR for subsequent years	3.33% – 3.77%
Financial liabilities in respect of DPS2 (*)	Binomial option pricing model – Lattice model and Available Market Price (AMP)	December 31, 2024	Credit spread of the Company	13.6%
			Volatility	62.6%
	Binomial option pricing model – Lattice model and Available Market Price (AMP)	December 31, 2025	Credit spread of the Company	13.6%
			Volatility	71.07%
Investment in StoreDot	Option Pricing Model	December 31, 2024	Volatility	53.8% - 90.8%
			Risk free rate	2.5%

Investment under Agreement with SGC	Income approach based on Discounted Cashflow	December 31, 2025	Company specific risk premium (Saigon Glory)	10% - 12%
			Risk Free Rate	3.7%
			Equity risk premium	5%
			Country risk premium	3.7%
(*)

The Group has never declared or paid any cash dividends on its ordinary shares, and the Group does not anticipate any dividend payments in the foreseeable future. The expected volatility at valuation date is estimated based on historical volatilities of comparable companies.